Income Taxes (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) item	Sep. 30, 2015 USD ($)
REIT requirements and income tax information
Percentage of nondeductible excise tax the entity would be subject to if they fail to meet the minimum distributions requirement			4.00%
Number of taxable years an entity would not be able to qualify as a REIT if qualification lapses			4 years
Number of taxable REIT Subsidiaries | item			3
Income tax expense	$ 1,297	$ 2,682	$ 3,326	$ 5,179
Income tax benefit		1,243	$ 225	3,740
Valuation allowance increase (decrease)		100		800
Minimum
REIT requirements and income tax information
Percentage of taxable income distributed in the form of qualifying distributions			90.00%
Maximum
REIT requirements and income tax information
Percentage of taxable income distributed in the form of qualifying distributions			100.00%
TRSs
REIT requirements and income tax information
Income tax expense	1,300	$ 2,700	$ 3,300	$ 5,200
Additional tax (benefits) expense fully reserved against	$ 0		$ (100)